UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21744

Name of Fund: FDP Series, Inc.

Franklin Templeton Total Return FDP Fund

Invesco Value FDP Fund

Marsico Growth FDP Fund

MFS Research International FDP Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, FDP Series, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2013

Date of reporting period: 02/28/2013

Item 1 – Schedule of Investments

Schedule of Investments February 28, 2013 (Unaudited)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

		Par (000)	Value
Asset-Backed Securities

Aames Mortgage Investment Trust, Series 2005-4, Class M1, 0.91%, 10/25/35 (a)	USD	161	$158,728
Ameriquest Mortgage Securities, Inc. (a):
Series 2004-R4, Class M1, 1.03%, 6/25/34		449	440,761
Series 2005-R9, Class A2B, 0.43%, 11/25/35		51	50,637
Argent Securities, Inc., Series 2005-W2, Class A2C, 0.56%, 10/25/35 (a)		225	194,699
Bayview Financial Acquisition Trust, Series 2004-D, Class M1, 0.83%, 8/28/44 (a)		252	246,031
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-2, Class 2A2, 0.70%, 2/25/35 (a)		214	193,166
CitiFinancial Mortgage Securities, Inc., Series 2003-4, Class AF6, 4.49%, 10/25/33 (a)		234	239,269
Countryplace Manufactured Housing Contract Trust, Series 2005-1, Class A3, 4.80%, 12/15/35 (a)(b)		45	46,912
Countrywide Asset-Backed Certificates (a):
Series 2004-1, Class M1, 0.95%, 3/25/34		123	115,755
Series 2005-11, Class AF4, 5.21%, 2/25/36		700	574,789
Series 2005-14, Class 3A2, 0.44%, 4/25/36		104	103,025
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7, 7.27%, 6/15/29		650	635,083
Home Equity Mortgage Trust, Series 2004-4, Class M3, 1.18%, 12/25/34 (a)		178	148,019
JPMorgan Mortgage Acquisition Corp., Series 2006-ACC1, Class A4, 0.35%, 5/25/36 (a)		103	99,966
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M1, 0.67%, 8/25/35 (a)		105	102,775
Morgan Stanley ABS Capital I (a):
Series 2003-HE1, Class M1, 1.40%, 5/25/33		273	265,597
Series 2005-WMC1, Class M2, 0.94%, 1/25/35		128	122,084
Residential Asset Securities Corp., Series 2005-AHL2, Class A2, 0.46%, 10/25/35 (a)		81	80,306
		Par (000)	Value
Asset-Backed Securities

Structured Asset Securities Corp., Series 2006-WF1, Class A5, 0.50%, 2/25/36 (a)	USD	496	$486,440

Total Asset-Backed Securities – 2.4%			4,304,042

		Shares
Common Stocks

General Motors Co. (c)		661	17,946
NewPage Corp.		400	34,000
Total Common Stocks – 0.0%			51,946

		Par (000)
Corporate Bonds

Aerospace & Defense — 0.1%
United Technologies Corp., 3.10%, 6/01/22	USD	200	209,200

Beverages — 0.4%
Heineken NV, 2.75%, 4/01/23 (b)		700	682,017

Biotechnology — 0.5%
Gilead Sciences, Inc., 4.50%, 4/01/21		800	906,410

Capital Markets — 1.4%
Credit Suisse, 2.20%, 1/14/14		500	507,211
Export-Import Bank of Korea, 1.25%, 11/20/15		200	200,329
The Goldman Sachs Group, Inc., 2.38%, 1/22/18		200	202,611
KKR Group Finance Co. LLC, 6.38%, 9/29/20 (b)		200	235,195
Merrill Lynch & Co., Inc., 6.88%, 4/25/18		700	848,606
Morgan Stanley:
6.00%, 4/28/15		300	327,492
5.50%, 1/26/20		100	113,802

			2,435,246

Chemicals — 0.4%
Ineos Finance Plc, 9.00%, 5/15/15 (b)		100	105,750
Ineos Group Holdings Plc, 7.88%, 2/15/16 (b)	EUR	75	98,479
PTT Global Chemical PCL, 4.25%, 9/19/22 (b)	USD	200	208,424
RPM International, Inc., 6.25%, 12/15/13		50	51,933
RPM United Kingdom GP, 6.70%, 11/01/15 (b)		200	222,859

			687,445

FDP SERIES, INC	FEBRUARY 28, 2013	1

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Commercial Banks — 3.0%
Banco do Brasil SA, 5.88%, 1/26/22 (b)	USD	500	$542,500
CIT Group, Inc.:
5.38%, 5/15/20		100	109,000
5.00%, 8/15/22		100	107,000
Halyk Savings Bank of Kazakhstan, 7.25%, 5/03/17		400	439,460
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (b)		200	208,000
HSBC Holdings Plc, 6.50%, 9/15/37		400	501,579
ING Bank NV (b):
1.95%, 9/25/15 (a)		500	508,181
2.63%, 12/05/22		650	647,707
Nykredit Realkredit A/S:
2.00%, 1/01/16	DKK	3,000	544,886
Series 10S, 4.00%, 1/01/16		1,500	286,611
Series 12E, 4.00%, 1/01/16		1,500	286,953
Regions Financial Corp., 7.75%, 11/10/14	USD	200	220,500
The Royal Bank of Scotland Plc:
6.93%, 4/09/18	EUR	100	145,242
6.13%, 12/15/22	USD	100	104,912
Shinhan Bank, 1.88%, 7/30/18 (b)		300	299,584
SVB Financial Group, 5.38%, 9/15/20		300	339,313

			5,291,428

Commercial Services & Supplies — 0.2%
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)		300	324,703

Construction Materials — 0.1%
Cemex SAB de CV, 9.00%, 1/11/18 (b)		200	221,750

Consumer Finance — 0.8%
American Express Credit Corp., 5.38%, 10/01/14	GBP	400	645,525
Discover Financial Services, 3.85%, 11/21/22 (b)	USD	400	409,173
Ford Motor Credit Co. LLC:
5.00%, 5/15/18		150	165,524
8.13%, 1/15/20		200	251,963

			1,472,185

Containers & Packaging — 0.1%
Reynolds Group Issuer, Inc., 5.75%, 10/15/20		200	206,500

Diversified Financial Services — 1.8%
Ally Financial, Inc.:
8.00%, 12/31/18		50	59,375

		Par (000)	Value
Corporate Bonds

Diversified Financial Services (concluded)
Ally Financial, Inc. (concluded):
7.50%, 9/15/20	USD	200	$242,000
Bank of America Corp., 5.63%, 10/14/16		500	564,870
Citigroup, Inc., 4.05%, 7/30/22		400	415,280
General Electric Capital Corp.:
4.88%, 3/06/13	EUR	150	195,852
Series G, 6.00%, 8/07/19	USD	500	609,790
JPMorgan Chase & Co.:
4.38%, 1/30/14	EUR	300	404,989
4.25%, 10/15/20	USD	700	774,282

			3,266,438

Diversified Telecommunication Services — 2.0%
AT&T, Inc., 4.38%, 3/15/13	EUR	300	392,096
CenturyLink, Inc., Series T, 5.80%, 3/15/22	USD	200	203,395
Frontier Communications Corp.:
8.50%, 4/15/20		100	112,500
7.13%, 1/15/23		100	102,750
Intelsat Jackson Holdings SA:
7.50%, 4/01/21		100	108,250
6.63%, 12/15/22 (b)		100	100,750
Telefonica Emisiones SAU:
4.95%, 1/15/15		250	262,500
5.88%, 7/15/19		500	544,840
Verizon New York, Inc., 7.38%, 4/01/32		100	128,134
Windstream Corp., 8.13%, 8/01/13		1,500	1,539,300

			3,494,515

Electric Utilities — 0.9%
Dominion Resources, Inc., 8.88%, 1/15/19		600	819,394
Georgia Power Co., 4.30%, 3/15/42		100	103,237
Pacific Gas & Electric Co., 4.45%, 4/15/42		400	425,207
Virginia Electric and Power Co., 1.20%, 1/15/18		200	200,263

			1,548,101

Energy Equipment & Services — 0.1%
Energy Transfer Partners LP, 5.20%, 2/01/22		200	224,758

Food & Staples Retailing — 1.0%
Cencosud SA, 4.88%, 1/20/23 (b)		500	503,703
CVS Caremark Corp., 5.75%, 6/01/17		147	174,077
Rite Aid Corp., 9.75%, 6/12/16		100	107,250
Safeway, Inc., 3.95%, 8/15/20		600	610,142
Woolworths Ltd., 4.00%, 9/22/20 (b)		300	323,530

			1,718,702

FDP SERIES, INC	FEBRUARY 28, 2013	2

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Food Products — 1.3%
Bunge Ltd. Finance Corp.:
5.88%, 5/15/13	USD	300	$302,623
5.10%, 7/15/15		400	434,951
Ingredion, Inc., 4.63%, 11/01/20		300	331,859
Kraft Foods Group, Inc., 3.50%, 6/06/22		800	837,492
Sigma Alimentos SA de CV, 5.63%, 4/14/18 (b)		200	224,000
Wm. Wrigley Jr. Co., 3.05%, 6/28/13 (b)		200	201,224

			2,332,149

Health Care Equipment & Supplies — 0.4%
PerkinElmer, Inc., 5.00%, 11/15/21		600	656,668

Health Care Providers & Services — 1.5%
HCA Holdings, Inc., 6.25%, 2/15/21		100	105,500
HCA, Inc., 6.75%, 7/15/13		1,500	1,526,250
Medco Health Solutions, Inc., 7.13%, 3/15/18		800	991,633

			2,623,383

Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment Operating Co., Inc., 11.25%, 6/01/17		200	212,750
MGM Resorts International:
6.63%, 7/15/15		100	108,000
6.75%, 10/01/20 (b)		100	104,750

			425,500

Independent Power Producers & Energy Traders — 0.1%
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20 (b)		200	150,000

Industrial Conglomerates — 0.3%
General Electric Co., 2.70%, 10/09/22		200	199,527
Hutchison Whampoa International Ltd. (b):
3.50%, 1/13/17		300	318,886
7.45%, 11/24/33		50	70,434

			588,847

Insurance — 1.0%
Aflac, Inc., 8.50%, 5/15/19		100	136,208
Liberty Mutual Group, Inc., 4.95%, 5/01/22 (b)		600	655,429
PRICOA Global Funding I, 5.45%, 6/11/14 (b)		300	318,574
Prudential Covered Trust, 3.00%, 9/30/15 (b)		475	495,941
Willis Group Holdings Plc, 5.75%, 3/15/21		200	224,733

			1,830,885

		Par (000)	Value
Corporate Bonds

Media — 1.8%
CBS Corp., 1.95%, 7/01/17	USD	500	$508,283
Clear Channel Communications, Inc., 9.00%, 3/01/21		100	90,500
Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 3/15/20		100	103,500
DIRECTV Holdings LLC, 3.80%, 3/15/22		500	501,971
DISH DBS Corp., 5.88%, 7/15/22		200	211,000
NBC Universal Media LLC, 2.88%, 1/15/23		200	200,286
News America, Inc., 7.25%, 5/18/18		400	509,347
Time Warner Cable, Inc., 6.75%, 7/01/18		700	857,061
Time Warner, Inc., 6.10%, 7/15/40		200	233,990

			3,215,938

Metals & Mining — 0.4%
ArcelorMittal, 6.00%, 3/01/21		100	106,127
FMG Resources August 2006 Property Ltd., 6.88%, 4/01/22 (b)		200	214,000
Teck Resources Ltd., 4.50%, 1/15/21		300	324,997

			645,124

Multi-Utilities — 0.7%
CenterPoint Energy, Inc., 6.50%, 5/01/18		300	365,777
GDF Suez, 1.63%, 10/10/17 (b)		300	300,966
Sempra Energy, 2.88%, 10/01/22		600	598,348

			1,265,091

Oil, Gas & Consumable Fuels — 3.7%
Apache Corp., 4.25%, 1/15/44		500	480,970
Canadian Natural Resources Ltd., 5.90%, 2/01/18		500	598,376
Chesapeake Energy Corp., 6.63%, 8/15/20		200	219,000
CNPC HK Overseas Capital Ltd., 5.95%, 4/28/41 (b)		200	245,720
Energy Transfer Equity LP, 7.50%, 10/15/20		100	114,250
ENI SpA, 4.15%, 10/01/20 (b)		300	309,717
Enogex LLC, 6.25%, 3/15/20 (b)		400	452,358
Enterprise Products Operating LLC:
5.20%, 9/01/20		100	117,381
7.03%, 1/15/68 (a)		100	114,250
Gaz Capital for Gazprom, 6.21%, 11/22/16 (b)		500	556,500

FDP SERIES, INC	FEBRUARY 28, 2013	3

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Oil, Gas & Consumable Fuels (concluded)
Kinder Morgan Energy Partners LP, 3.45%, 2/15/23	USD	200	$203,173
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (b)		200	220,733
Plains Exploration & Production Co., 6.63%, 5/01/21		100	111,375
SandRidge Energy, Inc.:
8.75%, 1/15/20		100	107,500
7.50%, 2/15/23		100	104,750
Valero Energy Corp., 9.38%, 3/15/19		800	1,099,394
Weatherford International Ltd., 5.95%, 4/15/42		900	930,469
Woodside Finance Ltd., 4.50%, 11/10/14 (b)		600	631,579

			6,617,495

Paper & Forest Products — 0.0%
NewPage Corp., 11.38%, 12/31/14 (c)(d)		92	—

Pharmaceuticals — 0.5%
AbbVie, Inc., 2.90%, 11/06/22 (b)		500	499,654
Actavis, Inc., 3.25%, 10/01/22		100	100,819
Zoetis, Inc., 3.25%, 2/01/23 (b)		200	201,189

			801,662

Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp., 3.50%, 1/31/23		500	493,050
ERP Operating LP, 5.75%, 6/15/17		500	586,546
Healthcare Realty Trust, Inc.:
6.50%, 1/17/17		500	571,234
4.13%, 4/01/19		500	543,594
KimCo Realty Corp., 6.88%, 10/01/19		200	253,667

			2,448,091

Real Estate Management & Development — 0.0%
Forest City Enterprises, Inc., 7.63%, 6/01/15		29	28,928

Semiconductors & Semiconductor Equipment — 0.1%
Freescale Semiconductor, Inc.:
9.25%, 4/15/18 (b)		75	82,500
10.75%, 8/01/20		134	149,745

			232,245

Software — 0.3%
Symantec Corp., 2.75%, 6/15/17		500	515,990

Tobacco — 0.4%
Altria Group, Inc., 9.70%, 11/10/18		169	235,865

		Par (000)	Value
Corporate Bonds

Tobacco (concluded)
Lorillard Tobacco Co., 2.30%, 8/21/17	USD	500	$506,326

			742,191

Transportation Infrastructure — 0.5%
DP World Ltd., 6.85%, 7/02/37 (b)		380	435,100
Sydney Airport Finance Co. Property Ltd., 3.90%, 3/22/23 (b)		500	505,474

			940,574

Wireless Telecommunication Services — 0.1%
Sprint Nextel Corp., 7.00%, 3/01/20 (b)		200	234,000

Total Corporate Bonds – 27.5%			48,984,159

Floating Rate Loan Interests (a)

Aerospace & Defense — 0.1%
TransDigm, Inc.:
Term Loan B, 4.00%, 2/14/17		88	88,427
Term Loan C, 3.75%, 2/28/20		22	21,816

			110,243

Auto Components — 0.1%
Federal-Mogul Corp.:
Term Loan B, 2.14%, 12/29/14		64	59,153
Term Loan C, 2.14%, 12/28/15		32	30,153

			89,306

Chemicals — 0.4%
Ineos US Finance LLC, Dollar Term Loan, 6.50%, 5/04/18		286	291,357
PL Propylene LLC, Term Loan B, 7.00%, 3/27/17		146	148,422
Tronox Pigments (Netherlands) BV, Term Loan B, 4.25%, 2/08/18		75	75,173
US Coatings Acquisition, Inc., Term Loan, 4.75%, 2/03/20		136	137,145

			652,097

Commercial Services & Supplies — 0.5%
ARAMARK Corp.:
Extended Synthetic LC, 3.46%, 7/26/16		14	14,568
Extended Synthetic LC, 3.46%, 7/26/16		— (e)	123
Extended Term Loan B, 3.45%, 7/26/16		220	221,510
Extended Term Loan C, 3.45% - 3.56%, 7/26/16		8	8,191
Term Loan D, 1.00%, 8/22/19		100	100,313
Interactive Data Corp., Term Loan B, 3.75%, 2/11/18		358	358,988

FDP SERIES, INC	FEBRUARY 28, 2013	4

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (a)

Commercial Services & Supplies (concluded)
KAR Auction Services, Inc., Term Loan B, 5.00%, 5/19/17	USD	266	$269,126

			972,819

Communications Equipment — 0.0%
Riverbed Technology, Inc., Term Loan, 4.00%, 12/18/19		46	46,517

Consumer Finance — 0.4%
Moneygram Payment Systems, Inc.:
Term Loan B, 4.25%, 11/20/17		445	446,241
Term Loan B-1, 4.25%, 11/17/17		365	365,857

			812,098

Containers & Packaging — 0.4%
Berry Plastics Holding Corp., Term Loan D, 3.50%, 2/04/20		226	224,387
Reynolds Group Holdings, Inc., Term Loan, 4.75%, 9/28/18		444	449,033

			673,420

Diversified Financial Services — 0.2%
Asurion LLC:
First Lien Term Loan, 4.50%, 5/24/18		38	38,178
Term Loan B-1, 4.75%, 7/18/17		54	54,326
TransUnion LLC, Term Loan, 5.50%, 2/12/18		313	314,800

			407,304

Diversified Telecommunication Services — 0.4%
Intelsat Jackson Holdings SA, Tranche B Term Loan, 4.50%, 4/02/18		696	702,515

Electronic Equipment, Instruments & Components — 0.0%
Flextronics International Ltd., Delayed Draw:
Term Loan A, 2.45%, 10/01/14		2	1,738
Term Loan A-1A, 2.45%, 10/01/14		— (e)	499
Term Loan A-1B, 2.45%, 10/01/14		2	2,359
Term Loan A-2, 2.45%, 10/01/14		1	1,435
Term Loan A-3, 2.45%, 10/01/14		8	7,986

			14,017

Food Products — 0.3%
Del Monte Foods Co., Term Loan B, 4.00%, 3/08/18		538	540,154

		Par (000)	Value
Floating Rate Loan Interests (a)

Food & Staples Retailing—-0.0%
Advance Pierre Foods, Inc., Second Lien Term Loan, 5.75%, 7/10/17	USD	77	$77,717
Health Care Equipment & Supplies — 0.3%
Bausch & Lomb, Inc., Parent Term Loan, 5.25%, 5/17/19		370	373,159
Hologic, Inc., Term Loan B, 4.50%, 8/01/19		100	101,292

			474,451

Health Care Providers & Services — 0.8%
Community Health Systems, Inc., Extended Term Loan, 3.79% - 3.81%, 1/25/17		598	601,666
DaVita, Inc.:
Term Loan B2, 4.00%, 11/01/19		235	236,486
Tranche B Term Loan, 4.50%, 10/20/16		154	154,776
HCA, Inc., New Tranche B-2 Term Loan, 3.56%, 3/31/17		233	234,249
Universal Health Services, Inc., New Tranche B Term Loan, 3.75%, 11/15/16		171	170,880

			1,398,057

Hotels, Restaurants & Leisure — 0.3%
Ameristar Casinos, Inc., Term Loan B, 4.00%, 4/16/18		126	126,361
Burger King Holdings, Inc., Tranche B Term Loan, 3.75%, 9/27/19		187	187,894
DineEquity, Inc., Term Loan B2, 3.75%, 10/19/17		98	99,405
Dunkin' Brands, Inc., Term B-3 Loan, 3.75% - 5.00%, 2/07/20		126	126,613
Wendy’s International, Inc., Term Loan B, 4.75%, 5/15/19		69	69,430

			609,703

Household Products — 0.0%
Spectrum Brands, Inc., Term Loan, 4.50%, 12/17/19		28	28,338

Machinery — 0.6%
Allison Transmission, Inc.:
Extended Term Loan B2, 3.20%, 8/07/17		28	27,742
Term Loan B3, 4.25%, 8/23/19		99	99,621
Rexnord Corp., Term Loan B, 4.50%, 4/02/18		360	362,359
Silver II US Holdings LLC, Term Loan, 1.00%, 12/05/19		178	178,300
Terex Corp., Term Loan, 4.50%, 4/28/17		269	271,504

FDP SERIES, INC	FEBRUARY 28, 2013	5

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (a)

Machinery (concluded)
Tomkins LLC and Tomkins, Inc., Term Loan B2, 3.75%, 9/29/16	USD	125	$125,466

			1,064,992

Media — 0.9%
Cinemark USA, Inc., New Term Loan, 3.21%, 12/18/19		139	138,971
CSC Holdings, Inc. (Cablevision):
Incremental Term Loan B-2, 1.95%, 3/29/16		121	121,621
Incremental Term Loan B-3, 1.95%, 3/29/16		54	53,904
Foxco Acquisition Sub LLC, Term Loan B, 5.50%, 7/14/17		53	53,677
Nine Entertainment Group Ltd., Term Loan A, 1.00%, 1/17/20		105	104,413
Regal Cinemas Corp., Term Loan, 3.20% - 3.31%, 8/23/17		203	204,183
Sinclair Television Group, Inc., Term Loan B, 4.00%, 10/28/16		64	64,668
Telesat LLC, Term Loan B, 4.25%, 3/28/19		211	212,468
UPC Financing Partnership:
Term Loan AF, 4.00%, 1/29/21		52	52,520
Term Loan T, 3.70%, 12/30/16		206	206,051
Term Loan X, 3.70%, 12/29/17		140	140,509
Weather Channel:
Term Loan B,1.00%, 2/07/17		71	71,519
Term Loan B, 3.50%, 2/13/17		145	146,051

			1,570,555

Metals & Mining — 0.5%
American Rock Salt Co. LLC, Initial Loan, 5.50%, 4/25/17		133	131,839
FMG America Finance, Inc., Term Loan, 5.25%, 10/18/17		184	185,739
Walter Energy, Inc., Term Loan B, 5.75%, 4/02/18		596	596,748

			914,326

Oil, Gas & Consumable Fuels — 0.2%
Arch Coal, Inc., Term Loan B, 5.75%, 5/16/18		315	320,278
Plains Exploration and Production, Term Loan B, 4.00%, 11/30/19		145	145,142

			465,420

Paper & Forest Products — 0.1%
NewPage Corp., Exit Term Loan, 7.75%, 12/21/18		122	124,279

Pharmaceuticals — 0.5%
Par Pharmaceutical Cos., Inc., Term Loan B, 4.25%, 9/28/19		110	110,182

		Par (000)	Value
Floating Rate Loan Interests (a)

Pharmaceuticals (concluded)
Valeant Pharmaceuticals International, Inc.:
Series C, Tranche B, 3.50%, 12/11/19	USD	187	$187,199
Series D, Tranche B, 3.50%, 2/13/19		184	185,032
Warner Chilcott Corp.:
Incremental Term Loan B-1, 4.25%, 3/15/18		67	67,413
Term Loan B-1, 4.25%, 3/15/18		176	177,511
Term Loan B-2, 4.25%, 3/15/18		54	54,879
WC Luxco S.a.r.l., Term Loan B-3, 4.25%, 3/15/18		121	122,039

			904,255

Road & Rail — 0.2%
Avis Budget Car Rental LLC, Tranche C Term Loan, 4.25%, 3/15/19		125	125,691
The Hertz Corp.:
Credit Linked Deposit, 3.75%, 3/09/18		40	39,110
Tranche B Term Loan, 3.75%, 3/11/18		166	167,191

			331,992

Specialty Retail — 0.6%
BJ's Wholesale Club, Inc., Term Loan (First Lien), 4.25%, 9/13/19		544	544,242
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		255	256,918
Party City Holdings, Inc., Term Loan B, 4.25%, 7/26/19		270	269,797

			1,070,957

Textiles, Apparel & Luxury Goods — 0.1%
Phillips-Van Heusen Corp., Term Loan B, 3.25% 12/19/19		95	95,605

Total Floating Rate Loan Interests – 7.9%			14,151,137

Foreign Agency Obligations

Australia Government Bond, 6.50%, 5/15/13	AUD	85	87,473
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/01/17	BRL	2,800(f)	1,458,161
Hungary Government International Bond:
6.00%, 1/11/19	EUR	120	163,732
3.88%, 2/24/20		40	48,592

FDP SERIES, INC	FEBRUARY 28, 2013	6

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

		Par (000)	Value
Foreign Agency Obligations

Iceland Government International Bond, 5.88%, 5/11/22 (b)	USD	100	$113,250
Ireland Government Bond:
4.60%, 4/18/16	EUR	29	40,795
4.50%, 10/18/18		34	47,501
4.40%, 6/18/19		64	88,025
5.90%, 10/18/19		149	221,084
4.50%, 4/18/20		113	154,915
5.00%, 10/18/20		186	262,526
5.40%, 3/13/25		172	243,597
Israel Government Bond:
Series 0313, 5.00%, 3/31/13	ILS	318	86,004
Series 0913, 3.50%, 9/30/13		643	175,016
Korea Monetary Stabilization Bond:
Series 1304, 3.83%, 4/02/13	KRW	45,140	41,725
Series 1306, 3.76%, 6/02/13		72,220	66,877
Series 1308, 3.90%, 8/02/13		135,430	125,725
Series 1310, 3.59%, 10/02/13		126,390	117,362
Series 1312, 3.48%, 12/02/13		216,700	201,385
Series 1402, 3.47%, 2/02/14		297,980	277,264
Series 1404, 3.59%, 4/02/14		437,940	408,552
Series 1406, 3.28%, 6/02/14		519,220	483,242
Series 1408, 2.82%, 8/02/14		14,200	13,145
Series 1410, 2.78%, 10/02/14		56,600	52,367
Series 1412, 2.84%, 12/02/14		27,620	25,585
Series 1502, 2.74%, 2/02/15		28,780	26,623
Korea Treasury Bond:
Series 1303, 5.25%, 3/10/13		9,900	9,146
Series 1312, 3.00%, 12/10/13		349,000	323,196
Series 1406, 3.50%, 6/10/14		332,710	310,561
Series 1412, 3.25%, 12/10/14		126,990	118,520
Series 1506, 3.25%, 6/10/15		31,140	29,147
Series 1512, 2.75%, 12/10/15		25,230	23,380
Lithuania Government International Bond (b):
6.75%, 1/15/15	USD	130	142,051
7.38%, 2/11/20		310	392,925
Malaysia Government Bond:
Series 0507, 3.70%, 5/15/13	MYR	265	85,855
Series 0509, 3.21%, 5/31/13		2,655	859,369
Series 0108, 3.46%, 7/31/13		855	277,114
Series 4/98, 8.00%, 10/30/13		10	3,340
Series 2/04, 5.09%, 4/30/14		310	102,630
Series 0211, 3.43%, 8/15/14		105	34,157
Series 0409, 3.74%, 2/27/15		180	59,009
Series 0110, 3.84%, 8/12/15		115	37,889
Series 2/03, 4.24%, 2/07/18		2,250	760,852

		Par (000)	Value
Foreign Agency Obligations

Mexican Bonos:
Series M, 9.00%, 6/20/13	MXN	81,720(g)	$648,996
Series MI 10, 8.00%, 12/19/13		90,800(g)	732,147
Series M, 7.00%, 6/19/14		9,300(g)	75,339
Series MI 10, 9.50%, 12/18/14		45,600(g)	389,000
New South Wales Treasury Corp.:
Series 13, 5.25%, 5/01/13	AUD	20	20,503
Series 813, 5.50%, 8/01/13		795	820,527
Peru Government Bond, 7.84%, 8/12/20	PEN	615(h)	299,780
Philippine Government Bond, 8.75%, 3/03/13	PHP	4,350	106,985
Poland Government Bond:
Series 0413, 5.25%, 4/25/13	PLN	290	91,476
Series 0713, 3.33%, 7/25/13 (i)		2,490	773,333
Series 1013, 5.00%, 10/24/13		2,345	745,489
Series 0114, 3.39%, 1/25/14 (i)		800	244,291
Series 0414, 5.75%, 4/25/14		1,395	450,262
Series 0415, 5.50%, 4/25/15		365	119,608
Series 1015, 6.25%, 10/24/15		420	141,168
Series 0117, 3.98%, 1/25/17 (a)		376	118,568
Series 0121, 3.98%, 1/25/21 (a)		381	118,850
Poland Government International Bond, 6.38%, 7/15/19	USD	340	419,050
Queensland Treasury Corp., 6.00%, 8/14/13	AUD	70	72,491
Republic of Ghana, 8.50%, 10/04/17 (b)	USD	100	114,000
Republic of Hungary:
3.50%, 7/18/16	EUR	20	25,751
4.38%, 7/04/17		45	58,192
5.75%, 6/11/18		95	128,343
Russian Foreign Bond Eurobond, 7.50%, 3/31/30	USD	465	578,976
Russian Government International Bond, 7.50%, 3/31/30 (b)		295	366,685
Sweden Government Bond:
Series 1055, 1.50%, 8/30/13	SEK	8,850	1,374,245
Series 1041, 6.75%, 5/05/14		10,050	1,659,588
Ukraine Government International Bond, 7.95%, 2/23/21 (b)	USD	200	213,500
Venezuela Government International Bond, 10.75%, 9/19/13		80	82,280
Vietnam Government International Bond, 6.75%, 1/29/20 (b)		320	365,920

FDP SERIES, INC	FEBRUARY 28, 2013	7

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

		Par (000)	Value
Foreign Agency Obligations

Western Australia Treasury Corp., 8.00%, 6/15/13	AUD	179	$185,395

Total Foreign Agency Obligations – 11.3%			20,140,402

Municipal Bonds

City of Tulare California, RB, Build America Bonds (AGM), 8.75%, 11/15/44	USD	75	92,259
New York City Industrial Development Agency, 11.00%, 3/01/29 (b)		100	132,806
State of California, GO, Various Purpose, 6.00%, 11/01/39		210	256,653
State of Illinois, GO, 5.88%, 3/01/19		495	568,864

Total Municipal Bonds – 0.6%			1,050,582

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 0.5%
Bear Stearns Alt-A Trust, Series 2004-13, Class A2, 1.08%, 11/25/34 (a)		113	100,960
Credit Suisse Mortgage Capital Certificates, Series 2009-15R, Class 3A1, 5.35%, 3/26/36 (a)(b)		525	552,442
Wells Fargo Mortgage-Backed Securities Trust:
Series 2007-3, Class 3A1, 5.50%, 4/25/22		96	98,918
Series 2004-W, Class A9, 2.70%, 11/25/34 (a)		218	225,845

			978,165

Commercial Mortgage-Backed Securities — 4.0%
Banc of America Large Loan, Inc., 2.50%, 11/15/15 (a)(b)		454	454,589
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4:
Class AM, 5.68%, 7/10/46		500	565,246
Class AJ, 5.70%, 7/10/46 (a)		732	718,448
Bear Stearns Commercial Mortgage Securities (a):
Series 2006-PW12, Class AJ, 5.76%, 9/11/38		112	113,503
Series 2006-PW11, Class AJ, 5.45%, 3/11/39		694	700,158
Series 2006-PW13, Class AJ, 5.61%, 9/11/41		640	633,947
Series 2006-T24, Class B, 5.66%, 10/12/41 (b)		148	93,927

		Par (000)	Value
Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities (concluded)
Citigroup Commercial Mortgage Trust:
Series 2006-C5, Class AJ, 5.48%, 10/15/49	USD	210	$207,115
Series 2007-C6, Class AM, 5.70%, 12/10/49 (a)		506	570,762
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.69%, 10/15/48		425	368,672
GMAC Commercial Mortgage Securities, Inc., 4.94%, 5/10/43		750	404,574
Greenwich Capital Commercial Funding Corp. (a):
Series 2005-GG5, Class B, 5.31%, 4/10/37		350	186,490
Series 2006-GG7, Class AJ, 5.87%, 7/10/38		640	636,968
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB17, Class AM, 5.46%, 12/12/43		300	313,595
Series 2006-CB14, Class AM, 5.45%, 12/12/44 (a)		400	432,702
Series 2006-LDP7, Class AJ, 5.87%, 4/15/45 (a)		240	242,909
Series 2006-CB16, Class B, 5.67%, 5/12/45 (a)		350	228,375
Morgan Stanley Capital I Trust 2006-HQ8, Class AJ, 5.50%, 3/12/44 (a)		260	265,319

			7,137,299

Total Non-Agency Mortgage-Backed Securities – 4.5%			8,115,464

Other Interests (j)

General Motors II		7	—
Motors Liquidation Co. GUC Trust (c)		—(e)	3,835

Total Other Interests – 0.0%			3,835

Preferred Securities

Capital Trusts

Commercial Banks — 0.9%
Bank of America Corp., Series M, 8.13% (a)(k)		200	225,250
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (a)		500	500,625

FDP SERIES, INC	FEBRUARY 28, 2013	8

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

		Par (000)	Value
Preferred Securities

Capital Trusts

Commercial Banks (concluded)
Wachovia Capital Trust III, 5.57% (a)(k)	USD	1,000	$1,001,250

			1,727,125

Diversified Financial Services — 0.4%
JPMorgan Chase & Co., 7.90% (a)(k)		575	663,175

Electric Utilities — 0.3%
Electricite de France SA, 5.25% (a)(b)(k)		500	492,250

Insurance — 0.4%
MetLife, Inc., 6.40%, 12/15/66		600	648,650
Mitsui Sumitomo Insurance Co. Ltd., 7.00%, 3/15/72 (a)(b)		100	111,995

			760,645

Total Capital Trusts – 2.0%			3,643,195

		Shares
Preferred Stocks – 0.4%

Commercial Banks — 0.4%
US Bancorp, Series G, 6.00% (a)		24,000	649,200

Trust Preferreds– 0.1%

Diversified Financial Services — 0.1%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (a)		3,800	100,509

Total Preferred Securities – 2.5%			4,392,904

		Par (000)
US Government Sponsored Agency Securities

Agency Obligations — 2.5%
Fannie Mae, 5.38%, 6/12/17	USD	1,000	1,196,274
Freddie Mac:
2.88%, 2/09/15		2,000	2,099,344
6.25%, 7/15/32		800	1,161,369

			4,456,987

		Par (000)	Value
US Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 1.0%
Fannie Mae Mortgage-Backed Securities, Series 2007-1, Class NF, 0.45%, 2/25/37 (a)	USD	704	$704,897
Freddie Mac Mortgage-Backed Securities, Series 2643, Class OG, 5.00%, 7/15/32		1,000	1,044,099

			1,748,996

Mortgage-Backed Securities — 23.2%
Fannie Mae Mortgage-Backed Securities:
1.76%, 5/01/33 (a)		13	13,343
1.97%, 10/01/32 (a)		132	138,965
2.06%, 4/01/35 (a)		20	20,406
2.25%, 9/01/34 (a)		463	488,556
2.50%, 3/15/28 (l)		900	934,734
2.57%, 4/01/35 (a)		226	240,068
3.00%, 3/15/43 (l)		7,900	8,178,969
3.50%, 3/15/28 - 3/15/43 (l)		4,350	4,607,680
4.00%, 3/15/28 (l)		3,100	3,316,516
5.00%, 8/01/35 - 3/15/43 (l)		9,827	10,639,877
5.50%, 11/01/34 - 3/01/36		2,980	3,332,063
6.00%, 6/01/21 - 9/01/38		1,598	1,777,018
6.50%, 1/01/36		149	167,562
Freddie Mac Mortgage-Backed Securities:
2.32%, 11/01/27 (a)		238	251,083
2.46%, 4/01/32 (a)		85	89,388
2.85%, 9/01/32 (a)		13	14,384
3.00%, 3/15/43 (l)		3,300	3,399,000
4.50%, 9/01/20		55	58,830
5.00%, 7/01/23 - 3/15/43 (l)		2,739	2,945,239
5.50%, 11/01/37		12	12,821
6.00%, 10/01/21 - 2/01/39		312	341,705
6.50%, 9/01/38		40	45,748
Ginnie Mae Mortgage-Backed Securities, 6.50%, 12/20/37 - 07/15/38		340	386,226

			41,400,181

Total US Government Sponsored Agency Securities – 26.7%			47,606,164

US Treasury Obligations

US Treasury Bonds:
6.25%, 5/15/30		1,700	2,567,265
4.75%, 2/15/37		1,350	1,785,586
5.00%, 5/15/37		400	547,312
4.25%, 5/15/39		600	741,281
4.63%, 2/15/40		2,200	2,879,937
4.38%, 5/15/40		450	567,211
3.13%, 2/15/42		1,600	1,616,000
3.00%, 5/15/42		1,100	1,082,125

FDP SERIES, INC	FEBRUARY 28, 2013	9

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

		Par (000)	Value
US Treasury Obligations

US Treasury Inflation Indexed Bonds:
2.00%, 1/15/16	USD	1,157	$1,291,232
0.13%, 4/15/16		1,560	1,657,352
US Treasury Notes:
2.75%, 10/31/13		600	610,313
1.75%, 3/31/14		3,300	3,355,559
1.88%, 4/30/14		1,100	1,121,441
2.25%, 5/31/14		1,500	1,538,145
2.25%, 1/31/15		1,000	1,038,438
4.00%, 2/15/15		1,000	1,073,242
2.50%, 4/30/15		2,900	3,039,563
4.13%, 5/15/15		500	542,344
4.25%, 8/15/15		1,100	1,206,305
4.50%, 11/15/15		400	444,906
4.88%, 8/15/16		3,600	4,146,750
4.63%, 11/15/16		900	1,036,336
4.63%, 2/15/17		1,000	1,159,375
4.50%, 5/15/17		350	406,820
4.75%, 8/15/17		1,400	1,653,093
3.50%, 2/15/18		1,000	1,133,516
3.88%, 5/15/18		1,900	2,196,875
3.38%, 11/15/19		2,300	2,631,524
3.50%, 5/15/20		2,100	2,422,220
2.00%, 2/15/22		2,000	2,049,532

Total US Treasury Obligations – 26.7%			47,541,598

Warrants (m)

General Motors Co. (Issued/Exercisable 11/02/10, 1 Share for 1 Warrant, Expires 7/10/16, Strike Price USD 10.00)		600	10,776
General Motors Co. (Issued/Exercisable 11/02/10, 1 Share for 1 Warrant, Expires 7/10/19, Strike Price USD 18.33)		600	6,780

Total Warrants – 0.0%			17,556

Total Long-Term Investments (Cost – $188,447,756) – 110.1%			196,359,789

Short-Term Securities

Foreign Agency Obligations
Malaysia — 0.6%
Bank Negara Malaysia Monetary Notes (n):
Series 0102, 2.88%, 7/18/13	MYR	10	3,200
Series 0213, 2.86%, 1/09/14		100	31,546
Series 0413, 2.86%, 1/16/14		80	25,222

		Par (000)	Value
Short-Term Securities

Malaysia (concluded)
Bank Negara Malaysia Monetary Notes (n) (concluded):
Series 0613, 2.86%, 2/06/14	MYR	45	$14,182
Series 0713, 2.85%, 2/18/14		525	165,224
Series 0813, 2.85%, 2/20/14		415	130,651
Series 0913, 2.86%, 2/25/14		425	133,710
Series 3912, 2.89%, 5/02/13		60	19,321
Series 4512, 2.89%, 5/23/13		70	22,496
Series 5112, 2.88%, 6/18/13		40	12,832
Series 5212, 2.89% - 3.03%, 6/20/13		275	88,175
Series 5712, 2.87%, 7/11/13		120	38,411
Series 5912, 2.87%, 7/25/13		130	41,564
Series 6512, 2.88%, 3/07/13		5	1,617
Series 6612, 2.87%, 8/06/13		230	73,806
Series 6812, 3.00% - 3.01%, 3/12/13		65	21,013
Series 6912, 2.87%, 3/14/13		80	25,860
Series 7012, 2.87%, 8/15/13		290	92,563
Series 7112, 2.87%, 8/27/13		120	38,279
Series 7512, 2.87%, 9/05/13		40	12,746
Series 7812, 2.90%, 9/17/13		60	19,100
Series 8112, 2.90%, 9/26/13		85	27,042
Series 8612, 2.90%, 10/10/13		60	19,073
Series 8712, 2.90%, 5/14/13		10	3,216
Series 9012, 3.00% - 3.01%, 5/28/13		25	8,033
Series 9112, 2.90%, 10/31/13		10	3,174
Series 9212, 3.00%, 6/04/13		30	9,632
Series 9512, 2.87%, 11/19/13		50	15,839
Series 9712, 2.88%, 6/27/13		10	3,205
Series 9812, 2.88%, 7/04/13		10	3,203
Series 9912, 2.86%, 12/12/13		60	18,968
Malaysia Treasury Bill, Series 364, 2.86%, 5/03/13 (n)		10	3,220

			1,126,123

Mexico — 0.1%
Mexico Cetes, Series BI, 4.64%, 9/19/13	MXN	257,400(n)	197,006

Republic Of Korea — 0.5%
Korea Monetary Stabilization Bond (n):
3.38%, 5/09/13	KRW	451,000	417,067
3.28%, 6/09/13		541,610	501,025

			918,092

Singapore — 0.4%
Singapore Treasury Bill, 0.23% - 0.24%, 5/02/13 (n)	SGD	760	613,453

Sweden — 0.2%
Sweden Treasury Bill (n):
0.87%, 3/20/13	SEK	1,640	253,377
0.89%, 6/19/13		680	104,848

			358,225

Total Foreign Agency Obligations – 1.8%			3,212,899

FDP SERIES, INC	FEBRUARY 28, 2013	10

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

		Par (000)	Value
Short-Term Securities

Time Deposits
Europe — 0.0%
Brown Brothers Harriman & Co., (0.04)%, 3/01/13	EUR	9	$11,435

Norway — 0.0%
Brown Brothers Harriman & Co., 0.30%, 3/01/13	NOK	7	1,287

Singapore — 0.0%
Brown Brothers Harriman & Co., 0.05%, 3/01/13	SEK	49	7,524

United States — 4.3%
Brown Brothers Harriman & Co., 0.09%, 3/01/13	USD	7,658	7,657,681

Total Time Deposits – 4.3%			7,677,927

		Par (000)	Value
Short-Term Securities

US Treasury Obligations– 1.6%
US Treasury Notes, 2.00%, 11/30/13	USD	2,800	$2,838,282

Total Short-Term Securities (Cost – $13,637,322) – 7.7%			13,729,108

Options Purchased

(Cost – $79,450) – 0.0%			61,443

Total Investments (Cost - $202,164,528*) – 117.8%			210,150,340
Liabilities in Excess of Other Assets – (17.8)%			(31,736,347)

Net Assets – 100.0%			$178,413,993

*	As of February 28, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
	Tax cost	$202,119,122
	Gross unrealized appreciation	$9,182,505
	Gross unrealized depreciation	(1,151,287)

	Net unrealized appreciation	$8,031,218

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Non-income producing security.
(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(e)	Amount is less than $500.
(f)	Security trades in units with each unit equal to a par amount of BRL 1,000.
(g)	Security trades in units with each unit equal to a par amount of MXN 100.
(h)	Security trades in units with each unit equal to a par amount of PEN 1,000.
(i)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(k)	Security is perpetual in nature and has no stated maturity date.
(l)	Represents or includes a TBA transaction. Unsettled TBA transactions as of February 28, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation
Barclays Capital Corp.	$9,500,649	$56,859
Credit Suisse Securities (USA) LLC	$13,387,182	$34,480
Goldman Sachs	$2,850,406	$828
RBS Greenwich Capital	$7,650,250	$32,406

(m)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(n)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
FDP SERIES, INC	FEBRUARY 28, 2013	11

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
GO	General Obligation Bonds
ILS	Israeli New Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RB	Revenue Bonds
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced
USD	US Dollar

•	Financial futures contracts as of February 28, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation

11	2-Year US Treasury Note	Chicago Board of Trade	June 2013	USD	2,425,156		$310

•	Foreign currency exchange contracts as of February 28, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

INR	1,425,000	USD	25,752	Deutsche Bank AG	3/04/13	$441
INR	1,646,000	USD	29,751	HSBC Holdings Plc	3/04/13	504
USD	26,500	INR	1,425,000	Deutsche Bank AG	3/04/13	308
USD	30,610	INR	1,646,000	HSBC Holdings Plc	3/04/13	355
USD	3,300	KRW	3,601,934	Brown Brothers Harriman & Co.	3/05/13	(26)
USD	1,461	KRW	1,594,960	Brown Brothers Harriman & Co.	3/05/13	(12)
USD	526	KRW	574,328	Brown Brothers Harriman & Co.	3/05/13	(4)
USD	164	KRW	178,912	Brown Brothers Harriman & Co.	3/05/13	(1)
INR	1,050,000	USD	18,977	Deutsche Bank AG	3/07/13	301
INR	284,000	USD	5,131	Deutsche Bank AG	3/11/13	76
INR	280,000	USD	5,069	HSBC Holdings Plc	3/11/13	64
INR	710,000	USD	12,889	HSBC Holdings Plc	3/13/13	119
INR	711,000	USD	12,883	Deutsche Bank AG	3/18/13	120
SGD	152,100	USD	120,114	Deutsche Bank AG	3/19/13	2,706
SGD	174,000	USD	137,691	HSBC Holdings Plc	3/19/13	2,812
SGD	110,000	USD	90,105	JPMorgan Chase & Co.	3/19/13	(1,281)
INR	648,000	USD	11,649	Deutsche Bank AG	3/20/13	194
CLP	42,351,250	USD	84,872	JPMorgan Chase & Co.	3/21/13	4,437

FDP SERIES, INC	FEBRUARY 28, 2013	12

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

•	Foreign currency exchange contracts as of February 28, 2013 were as follows (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

SGD	163,700	USD	130,521	Deutsche Bank AG	3/21/13	$1,665
SGD	131,000	USD	104,432	HSBC Holdings Plc	3/21/13	1,349
USD	85,489	CLP	42,351,250	JPMorgan Chase & Co.	3/21/13	(3,821)
USD	586,165	EUR	470,438	Deutsche Bank AG	3/22/13	(28,094)
INR	19,595,750	USD	350,814	Deutsche Bank AG	4/09/13	5,042
CLP	34,940,000	USD	68,881	Morgan Stanley	4/15/13	4,526
INR	1,508,000	USD	27,659	JPMorgan Chase & Co.	4/16/13	(309)
INR	1,481,000	USD	27,071	JPMorgan Chase & Co.	4/18/13	(221)
CLP	31,310,000	USD	61,780	Morgan Stanley	4/19/13	3,962
INR	740,000	USD	13,559	JPMorgan Chase & Co.	4/22/13	(153)
USD	61,527	EUR	47,248	Barclays Plc	4/25/13	(181)
CLP	50,230,000	USD	99,465	Citigroup, Inc.	4/29/13	5,848
CLP	31,162,000	USD	61,536	JPMorgan Chase & Co.	4/29/13	3,799
INR	894,000	USD	16,040	JPMorgan Chase & Co.	4/29/13	134
USD	100,945	CLP	50,230,000	Citigroup, Inc.	4/29/13	(4,369)
USD	12,058	CLP	6,000,000	JPMorgan Chase & Co.	4/29/13	(522)
INR	745,000	USD	13,340	JPMorgan Chase & Co.	4/30/13	136
INR	13,116,700	USD	233,474	JPMorgan Chase & Co.	5/06/13	3,525
SGD	823,234	USD	650,963	Morgan Stanley	5/17/13	13,791
USD	266,161	EUR	207,000	Deutsche Bank AG	5/17/13	(4,239)
INR	1,425,000	USD	26,059	Deutsche Bank AG	6/04/13	(395)
INR	1,646,000	USD	30,106	HSBC Holdings Plc	6/04/13	(462)
USD	175,540	EUR	138,600	Deutsche Bank AG	7/05/13	(5,587)
USD	118,111	EUR	95,745	Deutsche Bank AG	7/23/13	(7,031)
USD	500,423	EUR	385,000	Barclays Plc	7/26/13	(2,798)
USD	24,624	EUR	18,969	Citigroup, Inc.	7/26/13	(170)
USD	304,675	EUR	250,000	Deutsche Bank AG	7/29/13	(22,101)
CLP	182,965,000	USD	378,457	Morgan Stanley	7/30/13	520
USD	133,935	EUR	108,890	Barclays Plc	8/01/13	(8,400)
USD	45,929	EUR	36,797	Citigroup, Inc.	8/08/13	(2,172)
USD	12,994	EUR	10,398	Citigroup, Inc.	8/09/13	(598)
USD	64,834	EUR	51,776	Barclays Plc	8/23/13	(2,858)
USD	38,307	EUR	30,592	Barclays Plc	8/23/13	(1,688)
USD	42,003	EUR	33,526	Barclays Plc	8/26/13	(1,830)
USD	3,820,839	EUR	3,040,000	Deutsche Bank AG	8/28/13	(153,805)
USD	38,594	EUR	30,707	Deutsche Bank AG	8/28/13	(1,554)
USD	1,120	EUR	891	Deutsche Bank AG	8/28/13	(45)
PHP	52,545,000	USD	1,238,101	JPMorgan Chase & Co.	9/04/13	58,675
USD	39,939	EUR	31,549	Barclays Plc	9/10/13	(1,314)
USD	39,451	EUR	30,733	Barclays Plc	9/12/13	(736)
USD	114,249	EUR	88,247	Barclays Plc	9/16/13	(1,150)
USD	107,327	EUR	82,955	UBS AG	9/17/13	(1,152)
SGD	108,000	USD	88,293	JPMorgan Chase & Co.	9/19/13	(1,070)
USD	26,840	EUR	20,375	Barclays Plc	9/19/13	195
USD	65,410	EUR	50,324	Barclays Plc	9/24/13	(402)
USD	33,691	GBP	21,500	Deutsche Bank AG	10/01/13	1,098
USD	8,590	EUR	6,585	Barclays Plc	10/25/13	(25)
CLP	136,164,600	USD	278,626	Morgan Stanley	10/30/13	342
USD	19,971	EUR	15,341	Barclays Plc	11/05/13	(100)
USD	1,101,245	EUR	857,000	Deutsche Bank AG	11/08/13	(19,999)
USD	5,227	EUR	4,082	JPMorgan Chase & Co.	11/12/13	(114)
USD	126,341	EUR	98,696	UBS AG	11/20/13	(2,802)
USD	20,768	DKK	120,000	Deutsche Bank AG	1/15/14	(329)
USD	10,494	DKK	60,000	Deutsche Bank AG	1/15/14	(55)
USD	204,760	EUR	151,837	Deutsche Bank AG	1/30/14	5,938

FDP SERIES, INC	FEBRUARY 28, 2013	13

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

•	Foreign currency exchange contracts as of February 28, 2013 were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	421,450	EUR	326,250	Deutsche Bank AG	2/06/14	$(5,788)
CAD	83,000	USD	82,168	Citigroup, Inc.	2/11/14	(2,266)
CLP	88,700,000	USD	179,846	Barclays Plc	2/11/14	(378)
CAD	62,000	USD	61,190	Deutsche Bank AG	2/12/14	(1,505)
CAD	41,000	USD	40,426	Deutsche Bank AG	2/14/14	(958)
CAD	83,000	USD	81,760	Deutsche Bank AG	2/19/14	(1,870)
CAD	83,000	USD	81,360	Deutsche Bank AG	2/20/14	(1,472)
CAD	84,000	USD	82,014	Barclays Plc	2/21/14	(1,165)
CAD	42,000	USD	40,881	Barclays Plc	2/24/14	(460)
CAD	68,000	USD	65,853	Barclays Plc	2/25/14	(410)
CAD	42,000	USD	40,711	Deutsche Bank AG	2/25/14	(290)
CAD	59,000	USD	57,056	Barclays Plc	2/26/14	(275)
USD	657,119	GBP	421,500	Deutsche Bank AG	10/01/14	18,137
USD	20,855	DKK	120,000	Deutsche Bank AG	1/15/15	(323)
USD	10,530	DKK	60,000	Deutsche Bank AG	1/15/15	(59)
USD	144,949	EUR	112,766	Deutsche Bank AG	6/22/15	(3,426)
USD	542,986	DKK	3,120,000	Deutsche Bank AG	1/15/16	(9,534)
USD	537,880	DKK	3,060,000	Deutsche Bank AG	1/15/16	(4,015)

Total	$(177,050)

•	Over-the-counter options purchased as of February 28, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value

Deutsche Bank AG	JP Morgan Securities	Put	USD	1.30	6/25/13	USD	3,500	$61,443

•	Credit default swaps - buy protection outstanding as of February 28, 2013 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

HCA, Inc.	5.00%	Goldman Sachs Group, Inc.	9/20/13	USD	1,500	$(749)
Windstream Corp.	5.00%	Goldman Sachs Group, Inc.	9/20/13	USD	1,500	354
First Data Corp.	5.00%	Deutsche Bank AG	3/20/15	USD	500	(1,332)
ENI SpA	1.00%	Citigroup, Inc.	9/20/17	USD	300	(15,675)
Merrill Lynch & Co., Inc.	1.00%	Credit Suisse Group AG	9/20/17	USD	700	(13,806)
Dow Jones CDX North America High Yield Index Series 19, Version 1	5.00%	Barclays Plc	12/20/17	USD	1,500	(13,943)
Owens-Illinois, Inc.	5.00%	Goldman Sachs Group, Inc.	12/20/17	USD	150	(6,505)

Total						$(51,656)

•	Credit default swaps - sold protection outstanding as of February 28, 2013 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

First Data Corp.	5.00%	Deutsche Bank AG	3/20/16	B-	USD	400	$787
PSE&G Power	1.00%	Credit Suisse Group AG	6/20/17	A-	USD	300	6,983
Republic of Indonesia	1.00%	Deutsche Bank AG	6/20/17	BB+	USD	2,200	39,085

FDP SERIES, INC	FEBRUARY 28, 2013	14

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

•	Credit default swaps - sold protection outstanding as of February 28, 2013 were as follows (concluded):

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

Bank of America Corp.	1.00%	Credit Suisse Group AG	9/20/17	A-	USD	700	$11,158
Berkshire Hathaway, Inc.	1.00%	Deutsche Bank AG	9/20/17	AA+	USD	350	6,219
Markit LCDX North American Index Series 19	2.50%	Barclays Plc	12/20/17	NR	USD	1,500	10,199
Markit MCDX North American Index Series 19	1.00%	Deutsche Bank AG	12/20/17	AA	USD	650	10,299
Berkshire Hathaway, Inc.	1.00%	Credit Suisse Group AG	3/20/18	AA+	USD	400	4,901

Total							$89,631

[1]	Using Standard & Poor's rating of the issuer or the underlying securities of the index, as applicable.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

FDP SERIES, INC	FEBRUARY 28, 2013	15

Schedule of Investments (concluded)	Franklin Templeton Total Return FDP Fund

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2013:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$4,304,042	—	$4,304,042
Common Stocks	$17,946	—	$34,000	51,946
Corporate Bonds	—	48,984,159	—	48,984,159
Floating Rate Loan Interests	—	13,999,212	151,925	14,151,137
Foreign Agency Obligations	—	20,140,402	—	20,140,402
Municipal Bonds	—	1,050,582	—	1,050,582
Non-Agency Mortgage-Backed Securities	—	8,115,464	—	8,115,464
Other Interests	3,835	—	—	3,835
Preferred Securities	749,709	3,643,195	—	4,392,904
US Government Sponsored Agency Securities	—	47,606,164	—	47,606,164
US Treasury Obligations	—	47,541,598	—	47,541,598
Warrants	17,556	—	—	17,556
Short-Term Securities:
Foreign Agency Obligations..	—	3,212,899	—	3,212,899
Time Deposits	—	7,677,927	—	7,677,927
US Treasury Obligations	—	2,838,282	—	2,838,282
Options Purchased:
Interest Rate Contracts	—	61,443	—	61,443
Total	$789,046	$209,175,369	$185,925	$210,150,340

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$89,985	—	$89,985
Foreign currency exchange contracts	—	141,119	—	141,119
Interest rate contracts	$310	—	—	310
Liabilities:
Credit contracts	—	(52,010)	—	(52,010)
Foreign currency exchange contracts	—	(318,169)	—	(318,169)
Total	$310	$(139,075)	—	$(138,765)

[1]	Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts. Swaps, financial futures contract and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of February 28, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$142	—	—	$142
Foreign currency at value	845,911	—	—	845,911
Cash pledged as collateral for swaps	302,475	—	—	302,475
Total	$1,148,528	—	—	$1,148,528

There were no transfers between levels during the period ended February 28, 2013.

Certain of the Fund's investments that are categorized as Level 3 were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

FDP SERIES, INC	FEBRUARY 28, 2013	16

Schedule of Investments February 28, 2013 (Unaudited)	Invesco Value FDP Fund (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks
Aerospace & Defense — 1.4%
Honeywell International, Inc.	12,251	$858,795
Textron, Inc.	26,721	770,901
		1,629,696
Automobiles — 1.8%
General Motors Co. (a)	75,508	2,050,042
Capital Markets — 5.3%
The Bank of New York Mellon Corp.	92,035	2,497,830
The Goldman Sachs Group, Inc.	8,597	1,287,487
Morgan Stanley	60,100	1,355,255
State Street Corp.	15,129	856,150
		5,996,722
Commercial Banks — 3.9%
Fifth Third Bancorp	73,688	1,167,218
The PNC Financial Services Group, Inc. (b)	500	31,195
US Bancorp	23,572	800,976
Wells Fargo & Co.	68,422	2,400,244
		4,399,633
Communications Equipment — 1.1%
Cisco Systems, Inc.	59,452	1,239,574
Computers & Peripherals — 2.0%
Hewlett-Packard Co.	111,595	2,247,523
Diversified Financial Services — 8.9%
Bank of America Corp.	149,062	1,673,966
Citigroup, Inc.	105,482	4,427,080
JPMorgan Chase & Co.	81,219	3,973,233
		10,074,279
Diversified Telecommunication Services — 1.5%
AT&T, Inc.	17,085	613,523
Verizon Communications, Inc.	23,491	1,093,036
		1,706,559
Electric Utilities — 2.2%
FirstEnergy Corp.	20,682	816,525
PPL Corp.	52,684	1,623,721
		2,440,246
Electrical Equipment — 1.2%
Emerson Electric Co.	24,507	1,389,547
Electronic Equipment, Instruments & Components — 1.2%
Corning, Inc.	105,314	1,328,010
Energy Equipment & Services — 4.9%
Halliburton Co.	61,030	2,533,355
Noble Corp.	15,832	567,102
Weatherford International Ltd. (a)	200,075	2,376,891
		5,477,348
Food & Staples Retailing — 1.9%
CVS Caremark Corp.	35,181	1,798,453

	Shares	Value
Common Stocks
Food & Staples Retailing (concluded)
Wal-Mart Stores, Inc.	4,609	$326,225
		2,124,678
Food Products — 3.8%
Archer-Daniels-Midland Co.	25,931	826,162
Kraft Foods Group, Inc.	10,386	503,409
Mondelez International, Inc., Class A	36,923	1,020,921
Tyson Foods, Inc., Class A	30,619	694,133
Unilever NV - NY Shares	30,850	1,200,682
		4,245,307
Health Care Providers & Services — 3.7%
Cardinal Health, Inc.	22,111	1,021,749
UnitedHealth Group, Inc.	37,568	2,008,010
WellPoint, Inc.	18,550	1,153,439
		4,183,198
Hotels, Restaurants & Leisure — 0.9%
Carnival Corp.	27,846	996,051
Household Durables — 0.5%
Newell Rubbermaid, Inc.	22,661	528,908
Household Products — 0.3%
The Procter & Gamble Co.	4,934	375,872
Industrial Conglomerates — 2.2%
General Electric Co.	106,294	2,468,147
Insurance — 5.0%
Aflac, Inc.	8,834	441,258
The Allstate Corp.	60,129	2,767,137
MetLife, Inc.	35,409	1,254,895
The Travelers Cos., Inc.	14,240	1,145,181
		5,608,471
Internet Software & Services — 3.2%
eBay, Inc. (a)	33,457	1,829,429
Yahoo! Inc. (a)	83,157	1,772,075
		3,601,504
Machinery — 1.6%
Ingersoll-Rand Plc	33,526	1,765,144
Media — 9.3%
Comcast Corp., Class A	57,946	2,305,671
News Corp., Class B	73,521	2,151,225
Time Warner Cable, Inc.	27,270	2,355,855
Time Warner, Inc.	21,658	1,151,556
Viacom, Inc., Class B	44,120	2,579,255
		10,543,562
Metals & Mining — 1.0%
Alcoa, Inc.	131,833	1,123,217
Multiline Retail — 1.4%
Kohl's Corp.	12,269	565,601

FDP SERIES, INC.	FEBRUARY 28, 2013	1

Schedule of Investments (continued)	Invesco Value FDP Fund (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Multiline Retail (concluded)
Target Corp.	15,506	$976,258
		1,541,859
Oil, Gas & Consumable Fuels — 8.9%
BP Plc - ADR	57,038	2,304,335
Chevron Corp.	13,762	1,612,218
Murphy Oil Corp.	29,758	1,811,667
Occidental Petroleum Corp.	14,401	1,185,635
QEP Resources, Inc.	44,763	1,363,481
Royal Dutch Shell Plc - ADR	27,046	1,775,570
		10,052,906
Paper & Forest Products — 1.8%
International Paper Co.	47,176	2,076,216
Pharmaceuticals — 10.9%
Bristol-Myers Squibb Co.	58,700	2,170,139
GlaxoSmithKline Plc - ADR	25,570	1,125,847
Merck & Co., Inc.	52,634	2,249,051
Novartis AG, Registered Shares	17,725	1,200,303
Pfizer, Inc.	103,092	2,821,628
Roche Holding AG - ADR	20,651	1,184,748
Sanofi - ADR	33,764	1,593,998
		12,345,714
Semiconductors & Semiconductor Equipment — 0.5%
Intel Corp.	29,214	609,112
Software — 2.3%
Microsoft Corp.	91,741	2,550,400

	Shares	Value
Common Stocks
Specialty Retail — 1.3%
Lowe's Cos., Inc.	17,446	$665,565
Staples, Inc.	57,107	752,670
		1,418,235
Wireless Telecommunication Services — 0.9%
Vodafone Group Plc - ADR	39,146	984,130
Total Long-Term Investments (Cost – $85,864,236) – 96.8%		109,121,810

	Par (000)
Short-Term Securities
Time Deposits — 2.9%
United States — 2.9%
Brown Brothers Harriman & Co., 0.09%, 3/01/13	$3,322	3,321,866
Total Short-Term Securities (Cost – $3,321,866) – 2.9%		3,321,866
Total Investments (Cost - $89,186,102*) – 99.7%		112,443,676
Other Assets Less Liabilities – 0.3%		320,898

Net Assets – 100.0%		$112,764,574
*	As of February 28, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
	Tax cost	$90,622,503
	Gross unrealized appreciation	$28,753,278
	Gross unrealized depreciation	(6,932,105)

	Net unrealized appreciation	$21,821,173

Notes to Schedule of Investments
(a)	Non-income producing security.
(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended February 28, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares Held at May 31, 2012	Shares Purchased	Shares Sold	Shares Held at February 28, 2013	Value at February 28, 2013	Income	Realized Gain/(Loss)
The PNC Financial Services Group, Inc.	500	—	—	500	$ 31,195	$600	—
FDP SERIES, INC.	FEBRUARY 28, 2013	2

Schedule of Investments (continued)	Invesco Value FDP Fund

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
ADR	American Depositary Receipts
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	US Dollar

•	For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of February 28, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	206,446	USD	278,214	Citigroup, Inc.	3/15/13	$(8,667)
USD	448,610	CHF	411,941	Bank of New York Mellon Corp.	3/15/13	9,060
USD	552,106	CHF	506,822	Citigroup, Inc.	3/15/13	11,315
USD	216,653	CHF	198,987	State Street Corp.	3/15/13	4,329
USD	772,543	CHF	709,550	State Street Corp.	3/15/13	15,437
USD	889,944	EUR	660,277	Bank of New York Mellon Corp.	3/15/13	27,852
USD	1,103,449	EUR	818,743	Canadian Imperial Bank of Commerce	3/15/13	34,455
USD	1,261,643	EUR	936,189	Citigroup, Inc.	3/15/13	39,306
USD	961,001	EUR	713,099	State Street Corp.	3/15/13	29,941
USD	275,267	GBP	177,017	Bank of New York Mellon Corp.	3/15/13	6,739
USD	785,041	GBP	504,840	Bank of New York Mellon Corp.	3/15/13	19,220
USD	1,419,955	GBP	913,025	Canadian Imperial Bank of Commerce	3/15/13	34,934
USD	746,635	GBP	480,185	Citigroup, Inc.	3/15/13	18,214
USD	715,155	GBP	459,895	State Street Corp.	3/15/13	17,514
Total						$259,649
FDP SERIES, INC.	FEBRUARY 28, 2013	3

Schedule of Investments (concluded)	Invesco Value FDP Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2013:
		Level 1	Level 2	Level 3	Total
Assets:
Investments:
	Long-Term Investments[1]	$107,921,507	$1,200,303	—	$109,121,810
	Short-Term Securities	—	3,321,866	—	3,321,866
Total		$107,921,507	$4,522,169	—	$112,443,676
[1]	See above Schedule of Investments for values in each industry excluding Level 2, in Pharmaceuticals, within the table.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Foreign currency exchange contracts	—	$268,316	—	$268,316
Liabilities:
Foreign currency exchange contracts	—	(8,667)	—	(8,667)
Total	—	$259,649	—	$259,649
[2]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of February 28, 2013, foreign currency at value of $168 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended February 28, 2013.

FDP SERIES, INC.	FEBRUARY 28, 2013	4

Schedule of Investments February 28, 2013 (Unaudited)	Marsico Growth FDP Fund (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

Aerospace & Defense — 3.3%
Precision Castparts Corp.	13,603	$2,538,184
Rolls-Royce Holdings Plc (a)	75,254	1,170,668

		3,708,852

Biotechnology — 9.0%
Biogen Idec, Inc. (a)	26,447	4,399,194
Celgene Corp. (a)	5,742	592,460
Gilead Sciences, Inc. (a)	124,369	5,311,800

		10,303,454

Chemicals — 4.8%
LyondellBasell Industries NV, Class A	40,601	2,380,031
Monsanto Co.	30,795	3,111,219

		5,491,250

Commercial Banks — 2.9%
Wells Fargo & Co.	95,541	3,351,578

Communications Equipment — 1.5%
Motorola Solutions, Inc.	9,837	611,960
QUALCOMM, Inc.	17,518	1,149,706

		1,761,666

Consumer Finance — 1.0%
American Express Co.	18,252	1,134,362

Diversified Financial Services — 2.6%
Citigroup, Inc.	71,091	2,983,689

Energy Equipment & Services — 3.1%
Schlumberger Ltd.	45,029	3,505,508

Food & Staples Retailing — 1.9%
Wal-Mart Stores, Inc.	30,972	2,192,198

Health Care Equipment & Supplies — 1.8%
Intuitive Surgical, Inc. (a)	3,938	2,007,947

Hotels, Restaurants & Leisure — 10.2%
Chipotle Mexican Grill, Inc. (a)	3,497	1,107,815
McDonald's Corp.	23,216	2,226,414
Starbucks Corp.	28,667	1,571,525
Starwood Hotels & Resorts Worldwide, Inc.	57,861	3,490,754
Wynn Resorts Ltd.	22,523	2,632,939
Yum! Brands, Inc.	8,620	564,437

		11,593,884

Industrial Conglomerates — 1.1%
Danaher Corp.	20,059	1,235,634

Insurance — 0.5%
American International Group, Inc. (a)	16,287	619,069

Internet & Catalog Retail — 1.9%
priceline.com, Inc. (a)	3,230	2,220,883

Internet Software & Services — 8.8%
eBay, Inc. (a)	80,261	4,388,671
	Shares	Value
Common Stocks

Internet Software & Services (concluded)
Equinix, Inc. (a)	9,325	$1,972,704
Google, Inc., Class A (a)	4,550	3,645,460

		10,006,835

IT Services — 3.8%
Accenture Plc, Class A	15,487	1,151,613
Visa, Inc., Class A	19,820	3,144,245

		4,295,858

Machinery — 3.5%
Cummins, Inc.	10,071	1,166,927
Pentair Ltd., Registered Shares	53,494	2,849,625

		4,016,552

Media — 6.1%
CBS Corp., Class B	72,995	3,167,253
Comcast Corp., Class A	58,511	2,328,153
Liberty Global, Inc., Class A (a)	21,413	1,475,141

		6,970,547

Oil, Gas & Consumable Fuels — 1.5%
Kinder Morgan, Inc.	44,795	1,660,551

Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	123,328	4,559,436

Real Estate Investment Trusts (REITs) — 1.9%
American Tower Corp.	27,437	2,129,111

Road & Rail — 2.0%
Union Pacific Corp.	16,507	2,263,275

Software — 0.7%
Intuit, Inc.	12,833	827,472

Specialty Retail — 11.0%
AutoZone, Inc. (a)	8,059	3,063,629
Foot Locker, Inc.	16,332	558,391
GNC Holdings, Inc., Class A	28,916	1,185,556
The Home Depot, Inc.	33,035	2,262,897
Lowe's Cos., Inc.	87,084	3,322,255
TJX Cos., Inc.	49,109	2,208,432

		12,601,160

Textiles, Apparel & Luxury Goods — 2.7%
Lululemon Athletica, Inc. (a)	12,678	850,060
NIKE, Inc., Class B	41,045	2,235,311

		3,085,371

Trading Companies & Distributors — 3.0%
United Rentals, Inc. (a)	10,987	586,816
W.W. Grainger, Inc.	12,359	2,798,819

		3,385,635

Total Common Stocks – 94.6%		107,911,777

FDP SERIES, INC.	FEBRUARY 28, 2013	1

Schedule of Investments (continued)	Marsico Growth FDP Fund (Percentages shown are based on Net Assets)
	Shares	Value
Preferred Stocks

Commercial Banks — 0.0%
Wells Fargo & Co., Series J, 8.00%	372	$10,825

Total Long-Term Investments (Cost – $87,711,231) – 94.6%		107,922,602

	Par (000)	Value
Short-Term Securities

Time Deposits — 5.6%
United States — 5.6%
Brown Brothers Harriman & Co., 0.09%, 3/01/13	$6,403	$6,403,318

Total Short-Term Securities (Cost – $6,403,318) – 5.6%		6,403,318

Total Investments (Cost - $94,114,549*) – 100.2%		114,325,920
Liabilities in Excess of Other Assets – (0.2)%		(246,178)

Net Assets – 100.0%		$114,079,742

*	As of February 28, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
	Tax cost	$95,041,008

	Gross unrealized appreciation	$20,212,209
	Gross unrealized depreciation	(927,297)

	Net unrealized appreciation	$19,284,912

Notes to Schedule of Investments
(a)	Non-income producing security.

•	For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

FDP SERIES, INC.	FEBRUARY 28, 2013	2

Schedule of Investments (concluded)	Marsico Growth FDP Fund

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of February 28, 2013:
		Level 1	Level 2	Level 3	Total
Assets:
Investments:
	Long-Term Investments[1]	$106,751,934	$1,170,668	—	$107,922,602
	Short-Term Securities	—	6,403,318	—	6,403,318
Total		$106,751,934	$7,573,986	—	$114,325,920
[1]	See above Schedule of Investments for values in each industry, excluding Level 2, Aerospace & Defense, within the table.

There were no transfers between levels during the period ended February 28, 2013.

FDP SERIES, INC.	FEBRUARY 28, 2013	3

Schedule of Investments February 28, 2013 (Unaudited)	MFS Research International FDP Fund (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

Argentina — 0.7%
Arcos Dorados Holdings, Inc., Class A	73,140	$926,684

Australia — 3.7%
Iluka Resources Ltd.	136,687	1,461,079
Newcrest Mining Ltd.	21,761	498,872
Westpac Banking Corp.	94,560	2,966,460

		4,926,411

Austria — 1.3%
Erste Group Bank AG (a)	55,671	1,786,948

Belgium — 0.7%
KBC Groep NV	25,477	941,014

Bermuda — 0.5%
Hiscox Ltd.	77,489	612,241

Brazil — 2.5%
Diagnosticos da America SA	71,000	489,618
EDP - Energias do Brasil SA	165,700	1,005,384
Itau Unibanco Holdings SA Preference Shares - ADR	24,720	436,555
M Dias Branco SA	18,700	717,996
Tim Participacoes SA - ADR	31,971	695,689

		3,345,242

Canada — 0.5%
Cenovus Energy, Inc.	22,190	718,472

China — 0.6%
China Unicom Hong Kong Ltd.	378,000	549,431
Wumart Stores, Inc., Class H	126,000	247,419

		796,850

Denmark — 0.5%
TDC A/S	81,826	615,505

France — 10.0%
BNP Paribas SA	38,420	2,148,989
Danone SA	35,519	2,460,557
Dassault Systemes SA	7,393	837,494
GDF Suez	44,321	836,610
Legrand SA	10,413	477,194
LVMH Moet Hennessy Louis Vuitton SA	7,038	1,207,734
Pernod Ricard SA	11,634	1,506,758
Publicis Groupe SA	19,836	1,307,969
Schneider Electric SA	27,259	2,087,846
Suez Environnement Co.	43,360	576,934

		13,448,085

Germany — 5.4%
Bayer AG, Registered Shares	17,911	1,768,885
GSW Immobilien AG	12,962	516,110
Linde AG	12,454	2,254,315
Siemens AG, Registered Shares	20,865	2,165,599
Symrise AG	15,297	579,203

		7,284,112

	Shares	Value
Common Stocks

Hong Kong — 4.2%
AIA Group Ltd.	319,000	$1,379,536
China Resources Gas Group Ltd.	158,000	366,778
Hutchison Whampoa Ltd.	106,000	1,140,233
Li & Fung Ltd.	970,000	1,297,133
Sands China Ltd.	267,600	1,272,603
Sinotruk Hong Kong Ltd.	253,500	174,511

		5,630,794

India — 1.2%
HDFC Bank Ltd. - ADR	14,120	537,266
ICICI Bank Ltd.	22,504	434,062
Reliance Industries Ltd.	42,760	639,051

		1,610,379

Indonesia — 0.8%
Bank Mandiri Persero Tbk PT	495,500	514,550
Bank Rakyat Indonesia Persero Tbk PT	592,000	577,816

		1,092,366

Israel — 0.4%
Bezeq The Israeli Telecommunication Corp. Ltd.	442,020	565,607

Italy — 0.9%
Telecom Italia SpA, Non-Convertible Savings Shares	740,099	478,601
UniCredit SpA (a)	136,150	686,742

		1,165,343

Japan — 22.5%
Aeon Credit Service Co. Ltd.	33,500	780,008
Canon, Inc.	34,900	1,263,008
Chugoku Marine Paints Ltd.	45,000	244,640
Denso Corp.	47,700	2,003,398
East Japan Railway Co.	11,500	848,188
GLORY Ltd.	41,200	944,392
Honda Motor Co. Ltd.	62,700	2,344,891
Inpex Corp.	187	992,639
Japan Tobacco, Inc.	69,900	2,207,027
JGC Corp.	54,000	1,490,276
KDDI Corp.	24,400	1,832,580
Lawson, Inc.	9,900	736,334
Miraca Holdings, Inc.	18,300	882,811
Mitsubishi Corp.	44,000	871,666
Mitsubishi Estate Co. Ltd.	65,000	1,620,397
Mitsubishi UFJ Financial Group, Inc.	168,500	933,899
Nippon Paint Co. Ltd.	49,000	463,077
Nippon Television Network Corp.	50,700	762,215
Nomura Research Institute Ltd.	32,000	725,917
Santen Pharmaceutical Co. Ltd.	38,500	1,728,685
Sony Financial Holdings, Inc.	33,900	534,488
Sumitomo Mitsui Financial Group, Inc.	59,400	2,370,598
Tokyo Gas Co. Ltd.	224,000	1,081,816
Yahoo! Japan Corp.	2,098	886,682

FDP SERIES, INC.	FEBRUARY 28, 2013	1

Schedule of Investments (continued)	MFS Research International FDP Fund (Percentages shown are based on Net Assets)

		Shares	Value
Common Stocks

Japan (concluded)
Yamato Holdings Co. Ltd.		90,500	$1,513,735

			30,063,367

Mexico — 0.4%
Grupo Financiero Santander Mexico SAB de CV - ADR, Class B (a)		32,330	482,364

Netherlands — 4.6%
Akzo Nobel NV		33,375	2,124,306
ASML Holding NV		4,630	328,620
Delta Lloyd NV		27,120	477,983
Heineken NV		25,379	1,891,193
ING Groep NV - CVA (a)		175,331	1,403,667

			6,225,769

Papua New Guinea — 0.4%
Oil Search, Ltd.		62,060	489,090

Russia — 0.5%
Sberbank - ADR		46,331	638,904

Singapore — 1.4%
DBS Group Holdings Ltd.		91,000	1,106,591
Keppel Corp. Ltd.		85,400	800,188

			1,906,779

Spain — 1.2%
Amadeus IT Holding SA, Class A		30,810	786,624
Banco Santander SA		105,153	796,203

			1,582,827

Sweden — 2.0%
Hennes & Mauritz AB, Class B		25,920	928,215
Telefonaktiebolaget LM Ericsson, Class B		143,465	1,744,044

			2,672,259

Switzerland — 10.8%
Kuehne & Nagel International AG, Registered Shares		8,640	990,321
Nestle SA, Registered Shares		54,757	3,822,614
Novartis AG, Registered Shares		45,230	3,062,889
Roche Holding AG		13,054	2,986,862
Schindler Holding AG, Participation Certificates		11,125	1,720,476
Sonova Holding AG, Registered Shares (a)		5,742	686,895
UBS AG, Registered Shares (a)		73,965	1,168,669

			14,438,726

Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.		297,439	1,051,530

Thailand — 0.4%
Siam Commercial Bank PCL		92,800	555,240

		Shares	Value
Common Stocks

United Kingdom — 19.0%
Barclays Plc		570,252	$2,645,921
BG Group Plc		69,629	1,227,804
BP Plc		385,343	2,583,928
BT Group Plc		166,390	675,331
Cairn Energy Plc (a)		55,236	227,070
Compass Group Plc		54,120	655,695
GKN Plc		204,311	842,599
GlaxoSmithKline Plc		106,034	2,336,644
HSBC Holdings Plc		220,229	2,439,182
Reckitt Benckiser Group Plc		18,648	1,250,515
Rio Tinto Plc		59,080	3,159,146
Royal Dutch Shell Plc, Class A		106,390	3,494,334
Standard Chartered Plc		61,719	1,675,337
Vodafone Group Plc		516,975	1,296,674
Whitbread Plc		23,148	883,507

			25,393,687

United States — 1.5%
Cognizant Technology Solutions Corp., Class A (a)		9,110	699,374
Joy Global, Inc.		20,720	1,312,405

			2,011,779

Total Long-Term Investments (Cost – $108,112,907) – 99.4%			132,978,374

		Par (000)
Short-Term Securities

Time Deposits — 0.3%
Hong Kong — 0.0%
JPMorgan Chase & Co., 0.01%, 3/01/13	HKD	181	23,360

Switzerland — 0.1%
Brown Brothers Harriman & Co., 0.00%, 3/01/13	CHF	111	118,027

United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.07%, 3/01/13	GBP	1	1,010

United States — 0.2%
Brown Brothers Harriman & Co., 0.09%, 3/01/13	USD	271	270,984

Total Short-Term Securities (Cost – $413,381) – 0.3%			413,381

FDP SERIES, INC.	FEBRUARY 28, 2013	2

Schedule of Investments (continued)	MFS Research International FDP Fund (Percentages shown are based on Net Assets)

Value

Total Investments (Cost - $108,526,288*) – 99.7%	$133,391,755
Other Assets Less Liabilities – 0.3%	406,045

Net Assets – 100.0%	$133,797,800

*	As of February 28, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$111,601,055

Gross unrealized appreciation	$28,717,805
Gross unrealized depreciation	(6,927,105)

Net unrealized appreciation	$21,790,700

Notes to Schedule of Investments
(a)	Non-income producing security.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
ADR	American Depositary Receipts
CHF	Swiss Franc
GBP	British Pound
HKD	Hong Kong Dollar
USD	US Dollar

•						Foreign currency exchange contracts as of February 28, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation

USD	181,293	HKD	1,406,362	Goldman Sachs Group, Inc.	3/01/13	$(42)
USD	23,355	HKD	181,168	Brown Brothers Harriman & Co.	3/04/13	(5)
USD	2,414	HKD	18,724	Goldman Sachs Group, Inc.	3/04/13	—

Total						$(47)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

FDP SERIES, INC.	FEBRUARY 28, 2013	3

Schedule of Investments (concluded)	MFS Research International FDP Fund

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2013:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$926,684	—	—	$926,684
Australia	—	$4,926,411	—	4,926,411
Austria	—	1,786,948	—	1,786,948
Belgium	—	941,014	—	941,014
Bermuda	—	612,241	—	612,241
Brazil	3,345,242	—	—	3,345,242
Canada	718,472	—	—	718,472
China	—	796,850	—	796,850
Denmark	—	615,505	—	615,505
France	—	13,448,085	—	13,448,085
Germany	—	7,284,112	—	7,284,112
Hong Kong	—	5,630,794	—	5,630,794
India	537,266	1,073,113	—	1,610,379
Indonesia	—	1,092,366	—	1,092,366
Israel	—	565,607	—	565,607
Italy	—	1,165,343	—	1,165,343
Japan	—	30,063,367	—	30,063,367
Mexico	482,364	—	—	482,364
Netherlands	—	6,225,769	—	6,225,769
Papua New Guinea	—	489,090	—	489,090
Russia	638,904	—	—	638,904
Singapore	—	1,906,779	—	1,906,779
Spain	—	1,582,827	—	1,582,827
Sweden	—	2,672,259	—	2,672,259
Switzerland	—	14,438,726	—	14,438,726
Taiwan	—	1,051,530	—	1,051,530
Thailand	555,240	—	—	555,240
United Kingdom	—	25,393,687	—	25,393,687
United States	2,011,779	—	—	2,011,779
Short-Term Securities:
Time Deposits	—	413,381	—	413,381
Total	$9,215,951	$124,175,804	—	$133,391,755

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Foreign currency exchange contracts	—	$(47)	—	$(47)
Total	—	$(47)	—	$(47)
[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of February 28, 2013, foreign currency at value of $1,321 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended February 28, 2013.

FDP SERIES, INC.	FEBRUARY 28, 2013	4

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FDP Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
FDP Series, Inc.

Date: April 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
FDP Series, Inc.

Date: April 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
FDP Series, Inc.

Date: April 24, 2013